Expense Example (Vanguard Emerging Markets Stock Index Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Expense Example
1 YEAR,	$ 66
3 YEAR,	102
5 YEAR,	141
10 YEAR,	256
Vanguard Emerging Markets Stock Index Fund - Investor Shares
Expense Example
1 YEAR,	87
3 YEAR,	166
5 YEAR,	252
10 YEAR,	506
Vanguard Emerging Markets Stock Index Fund - Signal Shares
Expense Example
1 YEAR,	74
3 YEAR,	124
5 YEAR,	180
10 YEAR,	345
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Expense Example
1 YEAR,	63
3 YEAR,	92
5 YEAR,	124
10 YEAR,	219
Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Expense Example
1 YEAR,	74
3 YEAR,	124
5 YEAR,	180
10 YEAR,	$ 345